Cash Equivalents and Marketable Securities	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Cash Equivalents and Marketable Securities	Cash Equivalents and Marketable Securities
The amortized costs, unrealized gains and losses, and estimated fair values of the Company’s cash equivalents and marketable securities were as follows (in thousands):

	As of December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	27,473	—	—	27,473
Corporate securities	6,940	—	(2)	6,938
U.S. Treasury securities	16,157	1	—	16,158
Asset-backed securities	2,772	—	—	2,772
Total marketable securities	53,342	1	(2)	53,341
Total	$81,713	$1	$(2)	$81,712

	As of December 31, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$4,090	$—	$—	$4,090
Marketable securities:
Certificates of deposit	4,586	—	—	4,586
Commercial paper	18,128	—	—	18,128
Corporate securities	11,176	2	—	11,178
U.S. Treasury securities	51,317	28	—	51,345
Asset-backed securities	10,203	5	—	10,208
Total marketable securities	95,410	35	—	95,445
Total	$99,500	$35	$—	$99,535
All marketable securities are designated as available-for-sale securities as of December 31, 2020 and 2019.
The following tables present the contractual maturities of the Company’s marketable securities (in thousands):

	As of December 31, 2020
	Amortized Cost	Estimated Fair Value
Due within one year	$53,342	$53,341

	As of December 31, 2019
	Amortized Cost	Estimated Fair Value
Due within one year	$95,410	$95,445